10. INVESTMENT IN ASSOCIATES (Details Narrative) - GoviEx CAD in Thousands	Dec. 31, 2017 CAD CAD / shares	Dec. 31, 2016 CAD CAD / shares
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Trading price of GoviEx Shares | CAD / shares	0.27	0.15
Quoted market value of GoviEx Shares | CAD	CAD 17,589	CAD 9,772